Offerings - Offering: 1	Aug. 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	8,000,000
Proposed Maximum Offering Price per Unit	6.4750
Maximum Aggregate Offering Price	$ 51,800,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,930.58
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), an indeterminable number of additional securities are also being registered to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the common stock on the Nasdaq Capital Market on June 30, 2025, in accordance with Rule 457(c) of the Securities Act.

Calculated pursuant to Rule 457 of the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00015310.